Warrants - Summary of Number of Outstanding Public and Private Placement Warrants and Corresponding Exercise Price (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Public Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	10,541,667	0
Exercise Price	$ 11.50
Expiration Date	Dec. 21, 2026
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	5,432,237	0
Exercise Price	$ 11.50
Expiration Date	Dec. 21, 2026